INVENTORY	9 Months Ended
Sep. 30, 2019
INVENTORY
INVENTORY

7.            INVENTORY

The Company’s inventory is comprised of:

	September 30	December 31
	2019	2018
	$	$
Dried cannabis	12,272,391	5,778,176
Cannabis oils	3,274,394	337,314
Goods for resale	95,267	1,498
Supplies and consumables	710,419	655,537
	16,352,471	6,772,525

Inventory expensed and included in cost of sales was $8,264,137 and $15,682,564, for three and nine months ended September 30, 2019 (September 30, 2018 – $300,785 and $856,073). The unrealized (loss) gain due to the fair value change in biological assets included in cost of sales was ($432,859) and $544,493 for three and nine months ended September 30, 2019 (September 30, 2018 – gain of $7,228 and $136,927).

Inventories are written down when the cost of inventories exceed their net realizable value and are estimated to be unrecoverable due to obsolescence, damage, or declining market prices. During the three and nine months ended September 30, 2019, a provision of $801,197 was recognized for dried cannabis and packaged inventory (2018 -  $Nil for all periods) related to product deterioration and limited remaining shelf life. An additional write-down of inventory of $2,022,781 was recognized in the three and nine months ended September 30, 2019 (2018 - $Nil for all periods) related to hemp harvested that did not meet the quality standards for extraction grade material.